Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Stockholders Equity
A reconciliation of the changes in authorized shares is as follows:

(in number of shares)	2025	2024
Opening balance as of January 1,	315,000,000	315,000,000
Increase in authorized share capital (1)	50,000,000	—
Ending Balance as of December 31,	365,000,000	315,000,000
(1) At the Special General Meeting (“SGM”) held on August 6, 2025, the Company’s shareholders approved an increase in authorized share capital of 50,000,000 new common shares with a par value of $0.10 per share.
A reconciliation of the changes in issued shares is as follows:

(in number of shares)	2025	2024
Opening balance as of January 1,	264,080,391	264,080,391
Shares issued	71,000,000	—
Shares cancelled (1)	(19,680,391)	—
Ending Balance as of December 31,	315,400,000	264,080,391
(1) During the year ended December 31, 2025, 19,680,391 issued shares, held as treasury shares related to the SLA, were cancelled and returned to unissued shares, thereby reducing issued shares.
Details of shares issued are as follows:

Date of Issue	Type of Listing	Shares Issued	Price per Share (In $)	Gross Proceeds (In $ millions)
July 7, 2025	U.S. public offering	30,000,000	2.05	61.5
August 7, 2025	U.S. public offering	20,000,000	2.05	41.0
December 10, 2025	U.S. public offering	21,000,000	4.00	84.0
Total 2025		71,000,000		186.5
Total 2024		—	—	—
January 31,2023 (1)	Issued at par	15,000,000	—	—
February 24, 2023 (1)	Issued at par	10,000,000	—	—
August 16, 2023	Issued at par	1,000,000	—	—
October 24, 2023	Private placement	7,522,838	6.65	50.1
Various (ATM Sales) (2)	U.S. public offering	1,293,955	7.53	9.7
Total 2023		34,816,793		59.8
(1) These shares issued at par were subsequently repurchased into treasury shares. As of December 31, 2023, the Company had loaned 14,443,270 of these shares to DNB in accordance with the SLA.
(2) In July 2021, the Company entered into an Equity Distribution Agreement for the offer and sale of up to $40.0 million of common shares of the Company through an at-the-market (“ATM”) program.
A reconciliation of the changes in treasury shares is as follows:

(in number of shares)	2025	2024
Opening balance as of January 1,	19,153,570	11,498,355
Shares bought back (1)	50,000	5,086,786
Shares returned under the SLA (2)	9,160,689	3,582,581
Shares issued on exercise of share options (3)	(389,999)	(901,372)
Shares issued in settlement of RSUs (4)	(109,288)	(112,780)
Shares cancelled (2)	(19,680,391)	—
Ending Balance as of December 31,	8,184,581	19,153,570
(1) On December 8, 2023, the Board approved a share repurchase program for the Company’s common shares to be purchased on the open market limited to a total amount of $100.0 million. On November 6, 2024, the Board authorized the commitment to repurchase $20.0 million worth of shares under this plan before December 31, 2024. In 2024, we acquired 5,086,786 shares for an aggregate price of $19.9 million. In addition, in December 2024 we acquired 50,000 shares at an aggregate price of $0.2 million, which was settled in January 2025.
(2) See “Share Lending Agreement” below.
(3) The Company recognized a loss on the issuance of treasury shares for the exercise of share options of $0.7 million for the year ended December 31, 2025 ($6.5 million in 2024) as a reduction in APIC in the Consolidated Balance Sheets.
(4) The Company recognized a gain on the issuance of treasury shares to satisfy the vesting of RSUs of $0.2 million for the year ended December 31, 2025 ($0.1 million in 2024) as an increase in APIC in the Consolidated Balance Sheets.
Outstanding shares consist of the following:

(in number of shares)	2025	2024
Issued shares	315,400,000	264,080,391
Treasury shares	8,184,581	19,153,570
Outstanding shares	307,215,419	244,926,821

Schedule of Cash Distributions
The Company declared cash distributions from the Company’s Contributed Surplus account as follows:

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share (In $)	Total Cash Distributions (In $ millions)
February 19, 2025	March 19, 2025	0.02	4.7
Total 2025		0.02	4.7
February 22, 2024	March 18, 2024	0.05	11.9
May 22, 2024	June 17, 2024	0.10	23.9
August 14, 2024	September 6, 2024	0.10	23.9
November 6, 2024	December 16, 2024	0.02	4.7
Total 2024		0.27	64.4
December 22, 2023	January 22, 2024	0.05	11.9
Total 2023		0.05	11.9
Total		0.34	81.0
(1) Date on or around payment to shareholders.